Warrant Liabilities (Details) - Schedule of public warrants - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Public Warrants Abstract
Balance at beginning	$ 16,000
Acquired public warrants		21,600
Fair value remeasurement	(6,800)	(5,600)
Balance at ending	$ 9,200	$ 16,000